Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related Party Transactions
Note 20: Related Party Transactions
As of June 30, 2022, the Company’s principal shareholder, The Woodbridge Company Limited, beneficially owned approximately 67% of the Company’s common shares.
Transactions with 3XSQ Associates
The Company follows the equity method of accounting for its investment in 3XSQ Associates. In the six months ended June 30, 2022, Thomson Reuters contributed $10 million in cash pursuant to capital calls and made a $15 million in-kind
contribution representing the fair value of guarantees provided in connection with a $415 million loan facility obtained by 3XSQ Associates (see note 19). The Company also paid approximately $4 million of rent to 3XSQ Associates for office space in the building.
Transactions with YPL
In June 2022, the Company received a dividend of $62 million from YPL, reflecting the Company’s portion of dividends from its LSEG investment (see note 8).
Except for the above transactions, there were no new significant related party transactions during the first six months of 2022. Refer to “Related party transactions” disclosed in note 31 of the Company’s consolidated financial statements for the year ended December 31, 2021, which are included in the Company’s 2021 annual report, for information regarding related party transactions.